Subsequent Events	6 Months Ended
Jun. 30, 2018
Subsequent Events

10. Subsequent Events

(a)	Sale of the vessel classified as held for sale: The vessel “Hamburg” was delivered to her new owners on July 20, 2018, (Note 4), and the proceeds were used to fully repay the Company’s existing indebtedness (see (b) below).

(b)	Repayment of related party loan: In July 2018, the Company repaid its entire outstanding loan balance and the entire discount premium due to DSI, using the proceeds from the sale of the vessels “Puelo” and “Hamburg”, and accordingly, the loan agreement was terminated (Notes 3 and 4).

(c)	Issuance and Conversion of Series B Preferred Shares: Subsequent to the balance sheet date and up to September 13, 2018, the 775 Series B-2 convertible preferred shares outstanding on June 30, 2018 were converted to common stock (Note 7). Additionally, the Company received $1,000 of gross proceeds from the exercise of 1,000 Series B-2 preferred warrants to purchase an equal number of Series B-2 convertible preferred shares. In aggregate, subsequent to the balance sheet date, 1,365 Series B-2 convertible preferred shares were converted to 978,356 common shares, thus leaving 410 Series B-2 convertible preferred shares outstanding on September 13, 2018.